Contingent Consideration (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 18, 2023	Aug. 17, 2023
Class B Ordinary Shares [Member]
Contingent Consideration [Line Items]
Price per share			$ 5.5
Earn Out Shares [Member]
Contingent Consideration [Line Items]
Price per share				$ 5.85
Business Combination [Member] | Class B Ordinary Shares [Member]
Contingent Consideration [Line Items]
Additional ordinary shares		1,600,000
Net revenues		$ 170
Business Combination [Member] | Forecast [Member]
Contingent Consideration [Line Items]
Net revenues	$ 200
Business Combination [Member] | Forecast [Member] | Class B Ordinary Shares [Member]
Contingent Consideration [Line Items]
Additional ordinary shares	1,600,000